UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 06128 )

Exact name of registrant as specified in charter: Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam New Opportunities Fund

The fund's portfolio
3/31/06 (Unaudited)
COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Cos., Inc. (The) (NON)	10,541	$100,772

Aerospace and Defense (4.3%)
Boeing Co. (The)	1,207,300	94,084,889
L-3 Communications Holdings, Inc.	315,100	27,032,429
Lockheed Martin Corp.	611,700	45,957,021
Precision Castparts Corp.	360,900	21,437,460
Raytheon Co.	1,000,200	45,849,168
Rockwell Collins, Inc.	403,900	22,759,765
		257,120,732

Airlines (0.6%)
Southwest Airlines Co.	1,931,673	34,750,797

Automotive (0.5%)
Oshkosh Truck Corp.	438,300	27,279,792

Banking (1.5%)
Commerce Bancorp, Inc.	517,700	18,973,705
UnionBanCal Corp.	314,600	22,072,336
Washington Mutual, Inc.	787,583	33,566,787
Zions Bancorp.	207,800	17,191,294
		91,804,122

Beverage (2.3%)
Pepsi Bottling Group, Inc. (The)	495,100	15,046,089
PepsiCo, Inc.	2,150,400	124,271,616
		139,317,705

Biotechnology (3.3%)
Affymetrix, Inc. (NON)	330,600	10,886,658
Amgen, Inc. (NON)	1,025,300	74,590,575
Biogen Idec, Inc. (NON)	605,500	28,519,050
Celgene Corp. (NON)	477,300	21,106,206
Genzyme Corp. (NON)	758,700	50,999,814
Invitrogen Corp. (NON)	178,800	12,539,244
		198,641,547

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON)	1,212,120	26,993,912

Building Materials (0.6%)
Sherwin-Williams Co. (The)	386,100	19,088,784
USG Corp. (NON)	195,000	18,517,200
		37,605,984

Commercial and Consumer Services (2.4%)
Administaff, Inc.	605,600	32,920,416
Corporate Executive Board Co. (The)	800,700	80,790,630
Monster Worldwide, Inc. (NON)	466,000	23,234,760
Robert Half International, Inc.	228,900	8,837,829
		145,783,635

Communications Equipment (1.0%)
Comtech Telecommunications Corp. (NON)	419,300	12,230,981
Harris Corp.	646,600	30,577,714
Nokia OYJ ADR (Finland)	717,900	14,874,888
		57,683,583

Computers (7.2%)
Anixter International, Inc.	249,200	11,906,776
Apple Computer, Inc. (NON)	1,485,400	93,164,288
Cisco Systems, Inc. (NON)	6,537,900	141,676,293
EMC Corp. (NON)	1,885,100	25,693,913
Emulex Corp. (NON)	1,291,300	22,068,317
Intergraph Corp. (NON)	597,300	24,883,518
j2 Global Communications, Inc. (NON)	531,600	24,985,200
Network Appliance, Inc. (NON)	1,224,400	44,115,132
Palm, Inc. (NON)	936,200	21,682,392
Western Digital Corp. (NON)	962,800	18,707,204

		428,883,033

Conglomerates (0.3%)
Danaher Corp.	258,300	16,414,965

Consumer Cyclicals (2.1%)
Black & Decker Manufacturing Co.	1,003,900	87,228,871
Harman International Industries, Inc.	316,100	35,128,193
		122,357,064

Consumer Finance (1.3%)
Accredited Home Lenders Holding Co. (NON)	335,000	17,145,300
Capital One Financial Corp.	427,900	34,454,508
Countrywide Financial Corp.	704,300	25,847,810
		77,447,618

Consumer Goods (0.8%)
Colgate-Palmolive Co.	419,400	23,947,740
Newell Rubbermaid, Inc.	887,900	22,366,201
		46,313,941

Consumer Services (1.7%)
Alliance Data Systems Corp. (NON)	1,291,100	60,384,747
Ceridian Corp. (NON)	984,000	25,042,800
Labor Ready, Inc. (NON)	646,700	15,488,465
		100,916,012

Electrical Equipment (0.5%)
WESCO International, Inc. (NON)	434,600	29,557,146

Electronics (4.2%)
Arrow Electronics, Inc. (NON)	709,300	22,889,111
Avnet, Inc. (NON)	555,700	14,103,666
Freescale Semiconductor, Inc. Class A (NON)	877,700	24,408,837
Intel Corp.	1,676,500	32,440,275
Komag, Inc. (NON)	464,547	22,112,437
Microchip Technology, Inc.	282,500	10,254,750
Motorola, Inc.	858,900	19,677,399
National Semiconductor Corp.	399,600	11,124,864
NVIDIA Corp. (NON)	141,500	8,102,290
SanDisk Corp. (NON)	184,200	10,595,184
Silicon Laboratories, Inc. (NON)	567,188	31,166,981
Texas Instruments, Inc.	1,401,800	45,516,446
		252,392,240

Energy (3.3%)
BJ Services Co.	783,000	27,091,800
Cooper Cameron Corp. (NON)	2,063,800	90,972,304
Helix Energy Solutions Group, Inc. (NON)	745,800	28,265,820
Pride International, Inc. (NON)	683,800	21,320,884
Superior Energy Services (NON)	627,900	16,821,441
Unit Corp. (NON)	253,600	14,138,200
		198,610,449

Engineering & Construction (0.3%)
Jacobs Engineering Group, Inc. (NON)	229,300	19,889,482

Entertainment (0.3%)
Dreamworks Animation SKG, Inc. Class A (NON)	750,700	19,856,015

Environmental (0.2%)
Clean Harbors, Inc. (NON)	419,300	12,440,631

Financial (1.9%)
American Express Co.	315,000	16,553,250
Chicago Mercantile Exchange Holdings, Inc. (The)	31,800	14,230,500
Moody's Corp.	1,177,800	84,165,588
		114,949,338

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	765,000	13,571,100

Health Care Services (6.3%)
AmerisourceBergen Corp.	528,300	25,501,041
Caremark Rx, Inc. (NON)	546,000	26,852,280
Express Scripts, Inc. (NON)	506,700	44,538,930
Hologic, Inc. (NON)	483,100	26,739,585
McKesson Corp.	1,163,400	60,648,042
Pediatrix Medical Group, Inc. (NON)	250,400	25,701,056

Pharmaceutical Product Development, Inc.	687,100	23,780,531
Sierra Health Services, Inc. (NON)	803,800	32,714,660
UnitedHealth Group, Inc.	601,800	33,616,548
WellPoint, Inc. (NON)	969,100	75,037,413
		375,130,086

Homebuilding (0.8%)
NVR, Inc. (NON)	63,600	46,997,220

Household Furniture and Appliances (0.4%)
Select Comfort Corp. (NON)	664,100	26,265,155

Insurance (1.7%)
Everest Re Group, Ltd. (Barbados)	124,200	11,596,554
Selective Insurance Group	294,800	15,624,400
W.R. Berkley Corp.	902,800	52,416,568
Zenith National Insurance Corp.	471,350	22,686,076
		102,323,598

Investment Banking/Brokerage (3.5%)
Bear Stearns Cos., Inc. (The)	462,400	64,134,880
Calamos Asset Management, Inc. Class A	594,100	22,219,340
Goldman Sachs Group, Inc. (The)	244,800	38,423,808
Lazard, Ltd. Class A (Bermuda)	656,000	29,028,000
Legg Mason, Inc.	112,700	14,124,691
Lehman Brothers Holdings, Inc.	286,700	41,436,751
		209,367,470

Leisure (0.6%)
Harley-Davidson, Inc.	662,800	34,386,064

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	534,700	24,478,566

Machinery (1.3%)
Cummins, Inc.	228,500	24,015,350
JLG Industries, Inc.	512,200	15,770,638
Parker-Hannifin Corp.	237,100	19,112,631
Timken Co.	650,000	20,975,500
		79,874,119

Manufacturing (0.4%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	433,000	26,127,220

Medical Technology (6.4%)
Becton, Dickinson and Co.	790,100	48,654,358
C.R. Bard, Inc.	686,300	46,538,003
Charles River Laboratories International, Inc. (NON)	303,000	14,853,060
Dade Behring Holdings, Inc.	518,300	18,508,493
Kinetic Concepts, Inc. (NON)	945,400	38,922,118
Medtronic, Inc.	770,700	39,113,025
Millipore Corp. (NON)	279,500	20,420,270
Respironics, Inc. (NON)	754,000	29,338,140
St. Jude Medical, Inc. (NON)	1,528,100	62,652,100
Techne Corp. (NON)	242,800	14,601,992
Varian Medical Systems, Inc. (NON)	644,600	36,200,736
Waters Corp. (NON)	294,100	12,690,415
		382,492,710

Metals (2.6%)
Century Aluminum Co. (NON)	252,300	10,710,135
Freeport-McMoRan Copper & Gold, Inc. Class B	854,800	51,091,396
Phelps Dodge Corp.	852,200	68,627,666
Steel Dynamics, Inc.	406,300	23,049,399
		153,478,596

Oil & Gas (3.8%)
Burlington Resources, Inc.	425,500	39,107,705
Exxon Mobil Corp.	464,800	28,287,728
Frontier Oil Corp.	1,445,800	85,808,230
KCS Energy, Inc. (NON)	588,100	15,290,600
Noble Energy, Inc.	363,300	15,956,136
Sunoco, Inc.	10,931	847,918
Tesoro Petroleum Corp.	401,300	27,424,842
Valero Energy Corp.	209,400	12,517,932
		225,241,091

Pharmaceuticals (4.4%)
Allergan, Inc.	518,100	56,213,850
Barr Pharmaceuticals, Inc. (NON)	1,212,150	76,341,207
Cephalon, Inc. (NON)	398,500	24,009,625

Endo Pharmaceuticals Holdings, Inc. (NON)	750,800	24,633,748
Johnson & Johnson	1,201,200	71,135,064
Mylan Laboratories, Inc.	515,900	12,072,060
		264,405,554

Publishing (1.0%)
McGraw-Hill Cos., Inc. (The)	648,400	37,360,808
R. H. Donnelley Corp. (NON)	433,700	25,254,351
		62,615,159

Railroads (0.7%)
Canadian National Railway Co. (Canada)	736,600	33,353,248

Real Estate (0.7%)
Brookfield Homes Corp.	182,100	9,443,706
CB Richard Ellis Group, Inc. Class A (NON)	386,000	31,150,200
		40,593,906

Restaurants (0.6%)
Darden Restaurants, Inc.	605,300	24,835,459
Panera Bread Co. (NON)	133,800	10,059,084
		34,894,543

Retail (8.2%)
American Eagle Outfitters, Inc.	2,069,200	61,786,312
Barnes & Noble, Inc.	463,600	21,441,500
Best Buy Co., Inc.	954,901	53,407,613
Claire's Stores, Inc.	1,680,171	61,007,009
Coldwater Creek, Inc. (NON)	25	695
Dollar Tree Stores, Inc. (NON)	500,000	13,835,000
Guess ?, Inc. (NON)	508,400	19,883,524
Home Depot, Inc. (The)	2,346,700	99,265,410
Lowe's Cos., Inc.	854,800	55,083,312
Pantry, Inc. (The) (NON)	402,200	25,093,258
Staples, Inc.	3,155,350	80,524,532
		491,328,165

Semiconductor (1.2%)
Lam Research Corp. (NON)	1,085,400	46,672,200
Photronics, Inc. (NON)	1,206,800	22,639,568
		69,311,768

Software (7.6%)
Adobe Systems, Inc. (NON)	1,792,400	62,590,608
Amdocs, Ltd. (Guernsey) (NON)	342,800	12,361,368
Autodesk, Inc. (NON)	478,700	18,439,524
BMC Software, Inc. (NON)	554,100	12,001,806
Citrix Systems, Inc. (NON)	1,505,800	57,069,820
McAfee, Inc. (NON)	1,231,000	29,950,230
Microsoft Corp. (SEG)	7,157,300	194,750,133
MicroStrategy, Inc. (NON)	278,200	29,291,678
Symantec Corp. (NON)	2,227,600	37,490,508
		453,945,675

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	1,445,200	43,457,164
Fair Isaac Corp.	406,700	16,113,454
Global Payments, Inc.	544,400	28,858,644
Google, Inc. Class A (NON)	166,500	64,935,000
		153,364,262

Telecommunications (0.4%)
Brightpoint, Inc. (NON)	786,550	24,430,243

Textiles (1.8%)
NIKE, Inc. Class B	929,700	79,117,470
Phillips-Van Heusen Corp.	687,700	26,277,017
		105,394,487

Tire & Rubber (0.4%)
Goodyear Tire & Rubber Co. (The) (NON)	1,467,300	21,246,504

Tobacco (0.4%)
Reynolds American, Inc.	244,500	25,794,750

Total common stocks (cost $4,938,251,446)		$5,937,521,774

SHORT-TERM INVESTMENTS (1.2%)(a) (cost $72,809,042)

	Shares	Value
Putnam Prime Money Market Fund (e)	72,809,042	$72,809,042

TOTAL INVESTMENTS
Total investments (cost $5,011,060,488) (b)		$6,010,330,816

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
NASDAQ 100 Index Mini (Long)	79	$2,717,600	Jun-06	$632
Russell 2000 Index Mini (Long)	14	1,080,520	Jun-06	4,312
S&P 500 Index (Long)	36	11,729,700	Jun-06	(90,817)

Total				$(85,873)

NOTES

(a) Percentages indicated are based on net assets of $5,967,802,289.

(b) The aggregate identified cost on a tax basis is $5,032,085,443, resulting in gross unrealized appreciation and depreciation of $1,094,681,273 and $116,435,900, respectively, or net unrealized appreciation of $978,245,373.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,522,236 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $839,381,647 and $788,655,801, respectively.

At March 31, 2006, liquid assets totaling $15,490,214 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, represents ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006